                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-3043

                        Scudder U.S. Treasury Money Fund
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (6l7) 295-1000
                                                            --------------

                                 John Millette
                  Deutsche Investment Management Americas Inc.
                   Two International Place, Boston, MA 02110
                   -----------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder U.S. Treasury Money Fund

Annual Report to Shareholders

May 31, 2003

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

Scudder U.S. Treasury Money Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder U.S. Treasury Money Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Manager

Darlene M. Rasel

Managing Director of Deutsche Asset Management and Lead Manager of the fund.

• Joined Deutsche Asset Management in 1987 and the fund in 2002.

• Over ten years of investment industry experience.

• Responsible for managing the Advisor's money market and government mutual funds.

In the following interview, Lead Portfolio Manager Darlene Rasel and other members of the fund's investment team discuss the market environment and investment strategy for the fund's most recent fiscal year ended May 31, 2003.

Q: How did the fund perform over its most recent fiscal year?

A: Over the 12 months ended May 31, 2003, the fund's seven-day yield declined from 1.05% on May 31, 2002 to 0.54%, reflecting the Federal Open Market Committee (FOMC) decision to reduce the federal funds rate by 50 basis points on November 6, 2002. For the 12-month period ended May 31, 2003, Class S shares of the fund returned 0.77%, compared with the 0.78% average return of taxable US Treasury money market funds.1 (Past performance is no guarantee of future results. The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.)

1 Taxable money market funds as defined by Lipper Inc. are those that invest principally in US Treasury obligations with dollar-weighted average maturities of less than 90 days and intend to keep a constant net asset value. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.

Q: How would you describe the economic environment for money market securities over the most recent 12-month period?

A: For the past year the economy has experienced one small shock after the other. Most notably, last summer a number of corporate scandals - including the Enron and WorldCom debacles - were brought to light. By January of this year, the buildup to the Iraqi war had begun in the public's mind, but that buildup really began last September, when President Bush gave a speech at the United Nations challenging the world body to rid Iraq of weapons of mass destruction. There hasn't been a long period of calm in which the economy had a chance to recover from previous shocks. In light of continued economic weakness, the Federal Reserve Board, at its November 6, 2002, Open Market Committee meeting, chose to lower the federal funds rate by 50 basis points to 1.25%. At that time, though many observers expected the Fed to cut interest rates by 25 basis points, few expected a 50-point move. With this action, the Fed clearly indicated that it wanted to boost the US economy. Monetary policy works with a lag, so the effect of a 50-basis-point reduction typically emerges six to nine months later. We are approaching the time when the effects should show up in improved economic statistics, but we believe the ongoing rebuilding effort in Iraq could be masking those effects.

Q: What impact did this economic environment have on money market yields?

A: Money market yields continued to fall during the period, and the money market yield curve has now flattened. This means that longer-term money market rates are approaching and even dipping below shorter-term rates. Short-term rates are anchored by the 1.25% federal funds rate. Until mid-March, the money market yield curve was positively sloped, with interest rates rising as maturities lengthened. If you purchased a three-, six- or 12-month security, there was a gradual yield pickup. That is not the case at present, though interest rate movements have been volatile during the time of the buildup to the war and through its aftermath.

Money market yield curve 5/31/02 versus 5/31/03 (7-day yield)

Length of Maturity (in months)

Source: Deutsche Asset Management

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

Q: What was the fund's strategy during the period?

A: During the 12-month period, we purchased Treasury securities across the short end of the yield curve, as well as some short-term repurchase agreements.

Fund's Class S Shares Yields
	7-day annualized yield	7-day compounded effective yield
May 31, 2002	1.05%	1.06%
May 31, 2003	0.54%	0.54%

Yields will fluctuate and are not guaranteed.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Q: What types of securities does the fund invest in?

A: The fund invests exclusively in short-term securities unconditionally guaranteed by the US Government (as to timely payment of principal and interest) and repurchase agreements fully backed by the US Treasury or Government agency securities. While an investment in the fund is not insured by the FDIC or guaranteed, the securities in which the fund invests are considered to have relatively lower risk due to the government guarantee and their relatively short maturities. The guarantee relates only to the prompt payment of principal and interest and does not remove market risks if the investment is sold prior to maturity.

Going forward, we plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yields for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of May 31, 2003

	Principal Amount ($)	Value ($)

US Treasury Obligations 44.1%
US Treasury Bills: 1.09%*, 11/6/2003	9,000,000	8,956,945
1.145%*, 10/30/2003	10,000,000	9,951,974
1.15%*, 9/18/2003	10,000,000	9,965,181
1.175%*, 6/26/2003	15,000,000	14,987,760
1.23%*, 7/17/2003	25,000,000	24,960,708
1.265%*, 6/5/2003	6,000,000	5,999,157
US Treasury Notes:
2.75%, 9/30/2003	25,000,000	25,077,168
3%, 1/31/2004	15,000,000	15,172,122
5.25%, 8/15/2003	20,000,000	20,139,790
Total US Treasury Obligations (Cost $135,210,805)		135,210,805

Repurchase Agreements** 55.9%
Credit Suisse First Boston Corp., 1.27%, dated 5/30/2003, to be repurchased at $57,006,033 on 6/2/2003	57,000,000	57,000,000
Greenwich Capital, 1.25%, dated 5/30/2003, to be repurchased at $41,004,271 on 6/2/2003	41,000,000	41,000,000
J.P. Morgan Chase Securities, Inc., 1.25%, dated 5/30/2003, to be repurchased at $50,005,208 on 6/2/2003	50,000,000	50,000,000
Merrill Lynch, 1.2%, dated 5/30/2003, to be repurchased at $14,001,400 on 6/2/2003	14,000,000	14,000,000
State Street Bank and Trust Company, 1.19%, dated 5/30/2003, to be repurchased at $9,265,919 on 6/2/2003	9,265,000	9,265,000
Total Repurchase Agreements (Cost $171,265,000)		171,265,000
Total Investment Portfolio - 100.0% (Cost $306,475,805) (a)		306,475,805

* Annualized yield at the time of purchase; not a coupon rate.
** Repurchase agreements are fully collateralized by US Treasury or Government agency securities.
(a) The cost for federal income tax purposes was $306,475,805.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003
Assets
Investments in securities, at amortized cost (including repurchase agreements of $171,265,000)	$ 306,475,805
Cash	120,241
Receivable for investments sold	10,001,497
Interest receivable	861,222
Receivable for Fund shares sold	118,840
Other asset	2,792
Total assets	317,580,397
Liabilities
Dividends payable	3,249
Payable for Fund shares redeemed	206,130
Accrued management fee	105,714
Other accrued expenses and payables	108,882
Total liabilities	423,975
Net assets, at value	$ 317,156,422
Net Assets
Net assets consist of: Undistributed net investment income	37,892
Accumulated net realized gain (loss)	2,419
Paid-in capital	317,116,111
Net assets, at value	$ 317,156,422
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($14,944,105 / 14,943,976 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class S Net Asset Value, offering and redemption price per share ($302,212,317 / 302,209,542 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2003
Investment Income
Income: Interest	$ 5,154,357
Expenses: Management fee	1,309,248
Administrative fee	1,306,711
Trustees' fees and expenses	11,919
Other	8,275
Total expenses	2,636,153
Net investment income	2,518,204
Net realized gain (loss) on investment transactions	2,419
Net increase (decrease) in net assets resulting from operations	$ 2,520,623

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended May 31,
	2003	2002
Operations: Net investment income	$ 2,518,204	$ 6,281,419
Net realized gain (loss) on investment transactions	2,419	39,433
Net increase (decrease) in net assets resulting from operations	2,520,623	6,320,852
Distributions to shareholders from: Net investment income: Class AARP	(98,835)	(114,939)
Class S	(2,417,650)	(6,205,050)
Fund share transactions: Proceeds from shares sold	147,700,013	279,872,841
Reinvestment of distributions	2,433,611	6,036,942
Cost of shares redeemed	(167,489,141)	(335,205,024)
Net increase (decrease) in net assets from Fund share transactions	(17,355,517)	(49,295,241)
Increase (decrease) in net assets	(17,351,379)	(49,294,378)
Net assets at beginning of period	334,507,801	383,802,179
Net assets at end of period (including undistributed net investment income of $37,892 at May 31, 2003)	$ 317,156,422	$ 334,507,801

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class AARP
Years Ended May 31,	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.008	.018	.033
Less distributions from: Net investment income and net realized gains on investment transactions	(.008)	(.018)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.77	1.76	3.32**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	8	5
Ratio of expenses (%)	.81	.80	.80*
Ratio of net investment income (%)	.77	1.76	4.92*
[a] From October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001. * Annualized ** Not annualized

Class S
Years Ended May 31,	2003	2002	2001	2000	1999[a]	1998[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.008	.018	.052	.047	.040	.047
Less distributions from: Net investment income and net realized gains on investment transactions	(.008)	(.018)	(.052)	(.047)	(.040)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.77	1.76	5.33[c]	4.83[c]	4.09c**	4.83[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	302	326	379	365	427	389
Ratio of expenses before expense reductions (%)	.81	.80	.94	1.06[d]	1.08*	1.00
Ratio of expenses after expense reductions (%)	.81	.80	.75	.66[d]	.65*	.65
Ratio of net investment income (%)	.77	1.76	5.21	4.70	4.37*	4.72
[a] For the eleven months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from June 30 to May 31.
[b] Years ended June 30.
[c] Total returns would have been lower had certain expenses not been reduced.
[d] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.04% and .65%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. For purposes of the daily dividend, net investment income includes all realized gain (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 43,560
Capital loss carryforwards	$ -

In addition, during the years ended May 31, 2003 and May 31, 2002, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from ordinary income	$ 2,516,485	$ 6,319,989

*For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.40% of the first $500,000,000 of the Fund's average daily net assets, 0.385% of the next $500,000,000 of such net assets and 0.37% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.40% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.40% of average daily net assets of each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for the shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended May 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at May 31, 2003
Class AARP	$ 53,041	$ 5,179
Class S	1,253,670	102,614
	$ 1,306,711	$ 107,793

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of the expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 1.00% of average daily net assets (excluding certain expenses such as Rule 12b-1 and/or service fees, trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investments Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2003, there were no custodian credits earned.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under this agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2003		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	16,065,042	$ 16,065,042	9,393,573	$ 9,393,605
Class S	131,634,971	131,634,971	270,481,468	270,479,236
		$ 147,700,013		$ 279,872,841
Shares issued to shareholders in reinvestment of distributions
Class AARP	94,920	$ 94,919	108,193	$ 108,193
Class S	2,338,692	2,338,692	5,928,749	5,928,749
		$ 2,433,611		$ 6,036,942
Shares redeemed
Class AARP	(9,454,832)	$ (9,454,832)	(6,285,041)	$ (6,285,041)
Class S	(158,034,309)	(158,034,309)	(328,920,087)	(328,919,983)
		$ (167,489,141)		$ (335,205,024)
Net increase (decrease)
Class AARP	6,705,130	$ 6,705,129	3,216,725	$ 3,216,757
Class S	(24,060,646)	(24,060,646)	(52,509,870)	(52,511,998)
		$ (17,355,517)		$ (49,295,241)

Report of Independent Auditors

To the Trustees and the Shareholders of Scudder U.S. Treasury Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of Scudder U.S. Treasury Money Fund (the "Fund") at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 8, 2003	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

By now shareholders for whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV and tax information letter from the Fund.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (59) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: American Public Television; New England Aquarium; Becton Dickinson and Company (medical technology company); Mass Corporation for Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy; Public Broadcasting Service; Boston Museum of Science	47
Dawn-Marie Driscoll (56) Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	47
Keith R. Fox (49) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	47
Louis E. Levy (70) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen); Kimberly-Clark Corporation (personal consumer products)	47
Jean Gleason Stromberg (59) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	47
Jean C. Tempel (60) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut College, Chair, Finance Committee; Northeastern University, Chair, Funds and Endowment Committee
		47
Carl W. Vogt (67) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	47

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
John Millette (40) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management	n/a
Christine Haddad (31) Vice President, 2002-present	Director, Deutsche Asset Management	n/a
Kenneth Murphy (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Darlene M. Rasel (51) Vice President, 2002-present	Managing Director, Deutsche Asset Management	n/a
Charles A. Rizzo (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000- present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Caroline Pearson (41) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Account Management Resources

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SUSXX	SCGXX
Fund Number	159	059

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder U.S. Treasury Money Fund

By:                                 /s/Richard T. Hale
                                    -----------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003
                                    -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder U.S. Treasury Money Fund

By:                                 /s/Richard T. Hale
                                    -----------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 200
                                    -----------------------------------

By:                                 /s/Charles A. Rizzo
                                    -----------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003
                                    -----------------------------------